American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
June 30, 2020

Ginnie Mae - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 102.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 4.6%
GNMA, VRN, 2.00%, (1-year H15T1Y plus 1.50%), 8/20/47 to 4/20/48	20,296,900	20,760,597
GNMA, VRN, 2.50%, (1-year H15T1Y plus 1.50%), 3/20/48	3,619,440	3,761,721
GNMA, VRN, 3.00%, (1-year H15T1Y plus 1.50%), 2/20/34	3,476,106	3,657,211
GNMA, VRN, 3.125%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	2,876,518	3,021,094
GNMA, VRN, 3.25%, (1-year H15T1Y plus 1.50%), 8/20/36 to 9/20/36	2,266,565	2,385,633
GNMA, VRN, 3.50%, (1-year H15T1Y plus 1.50%), 8/20/49	9,398,110	9,666,156
GNMA, VRN, 3.875%, (1-year H15T1Y plus 1.50%), 4/20/38	4,299,954	4,522,381
		47,774,793
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 97.9%
GNMA, 2.50%, TBA	65,000,000	68,399,804
GNMA, 2.50%, 6/20/46 to 10/20/49	38,514,826	40,598,119
GNMA, 3.00%, TBA	185,500,000	196,492,322
GNMA, 3.00%, 2/20/43 to 4/20/48	167,395,716	178,135,633
GNMA, 3.50%, 12/20/41 to 3/20/48	223,790,571	241,342,633
GNMA, 3.50%, 4/20/42(1)	23,029,161	25,053,206
GNMA, 4.00%, 12/20/39 to 5/20/49	103,697,708	112,902,313
GNMA, 4.50%, 7/15/33 to 3/20/49	59,858,838	65,528,552
GNMA, 5.00%, 6/15/33 to 5/20/41	33,485,358	37,984,147
GNMA, 5.50%, 4/15/33 to 8/15/39	35,123,075	40,652,591
GNMA, 6.00%, 2/20/26 to 2/20/39	15,129,430	17,535,115
GNMA, 6.50%, 9/20/23 to 11/15/38	2,072,914	2,423,801
GNMA, 7.00%, 12/20/25 to 12/20/29	381,142	450,039
GNMA, 7.25%, 6/15/23	14,649	14,705
GNMA, 7.50%, 12/20/23 to 2/20/31	84,686	103,429
GNMA, 7.89%, 9/20/22	1,582	1,588
GNMA, 8.00%, 11/15/21 to 7/20/30	251,533	261,864
GNMA, 8.25%, 4/20/21 to 2/15/22	33,708	33,896
GNMA, 8.50%, 3/15/21 to 12/15/30	126,957	141,010
GNMA, 8.75%, 6/20/21 to 7/15/27	30,691	30,833
GNMA, 9.00%, 11/20/20 to 12/15/24	19,788	20,118
GNMA, 9.25%, 3/15/25	24,336	24,447
GNMA, 9.50%, 3/15/21 to 7/20/25	38,256	38,597
GNMA, 9.75%, 11/20/21	8,155	8,250
GNMA, 10.00%, 1/15/21 to 8/15/21	26	26
		1,028,177,038
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,042,152,804)		1,075,951,831
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 9.7%
GNMA, Series 2002-13, Class FA, VRN, 0.70%, (1-month LIBOR plus 0.50%), 2/16/32	303,799	303,715
GNMA, Series 2003-110, Class F, VRN, 0.59%, (1-month LIBOR plus 0.40%), 10/20/33	989,760	990,373
GNMA, Series 2003-42, Class FW, VRN, 0.54%, (1-month LIBOR plus 0.35%), 5/20/33	416,694	416,862
GNMA, Series 2003-66, Class HF, VRN, 0.64%, (1-month LIBOR plus 0.45%), 8/20/33	562,485	562,178
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.45%, (1-month LIBOR plus 0.25%), 10/16/33	128,309	127,797
GNMA, Series 2004-76, Class F, VRN, 0.59%, (1-month LIBOR plus 0.40%), 9/20/34	895,837	896,481
GNMA, Series 2005-13, Class FA, VRN, 0.39%, (1-month LIBOR plus 0.20%), 2/20/35	2,096,806	2,085,369
GNMA, Series 2007-5, Class FA, VRN, 0.33%, (1-month LIBOR plus 0.14%), 2/20/37	2,026,708	2,016,611
GNMA, Series 2007-58, Class FC, VRN, 0.69%, (1-month LIBOR plus 0.50%), 10/20/37	1,279,911	1,284,058
GNMA, Series 2007-74, Class FL, VRN, 0.66%, (1-month LIBOR plus 0.46%), 11/16/37	3,161,940	3,169,868

GNMA, Series 2008-18, Class FH, VRN, 0.79%, (1-month LIBOR plus 0.60%), 2/20/38	1,758,542	1,758,952
GNMA, Series 2008-2, Class LF, VRN, 0.65%, (1-month LIBOR plus 0.46%), 1/20/38	1,452,757	1,456,745
GNMA, Series 2008-27, Class FB, VRN, 0.74%, (1-month LIBOR plus 0.55%), 3/20/38	2,968,303	2,977,583
GNMA, Series 2008-61, Class KF, VRN, 0.86%, (1-month LIBOR plus 0.67%), 7/20/38	1,497,413	1,506,344
GNMA, Series 2008-73, Class FK, VRN, 0.95%, (1-month LIBOR plus 0.76%), 8/20/38	1,993,823	2,014,950
GNMA, Series 2008-75, Class F, VRN, 0.72%, (1-month LIBOR plus 0.53%), 8/20/38	2,405,626	2,415,890
GNMA, Series 2008-88, Class UF, VRN, 1.19%, (1-month LIBOR plus 1.00%), 10/20/38	1,330,271	1,341,209
GNMA, Series 2009-127, Class FA, VRN, 0.74%, (1-month LIBOR plus 0.55%), 9/20/38	1,949,383	1,958,704
GNMA, Series 2009-76, Class FB, VRN, 0.80%, (1-month LIBOR plus 0.60%), 6/16/39	982,852	985,413
GNMA, Series 2009-92, Class FJ, VRN, 0.875%, (1-month LIBOR plus 0.68%), 10/16/39	857,192	864,732
GNMA, Series 2010-101, Class FH, VRN, 0.55%, (1-month LIBOR plus 0.35%), 8/16/40	3,732,487	3,724,218
GNMA, Series 2010-121, Class TF, VRN, 0.64%, (1-month LIBOR plus 0.45%), 9/20/40	3,003,789	3,009,681
GNMA, Series 2010-14, Class QF, VRN, 0.65%, (1-month LIBOR plus 0.45%), 2/16/40	6,197,505	6,212,069
GNMA, Series 2010-25, Class FB, VRN, 0.75%, (1-month LIBOR plus 0.55%), 2/16/40	4,946,679	4,967,714
GNMA, Series 2012-105, Class FE, VRN, 0.49%, (1-month LIBOR plus 0.30%), 1/20/41	3,105,973	3,106,677
GNMA, Series 2012-38, Class FA, VRN, 0.59%, (1-month LIBOR plus 0.40%), 3/20/42	3,992,214	3,989,040
GNMA, Series 2012-97, Class CF, VRN, 0.65%, (1-month LIBOR plus 0.45%), 8/16/42	2,851,991	2,855,408
GNMA, Series 2013-133, Class F, VRN, 0.55%, (1-month LIBOR plus 0.35%), 2/16/37	7,198,255	7,193,561
GNMA, Series 2013-37, Class F, VRN, 0.46%, (1-month LIBOR plus 0.27%), 3/20/43	7,966,702	7,932,921
GNMA, Series 2015-111, Class FK, VRN, 0.37%, (1-month LIBOR plus 0.20%), 8/20/45	4,458,423	4,437,942
GNMA, Series 2015-80, Class YF, VRN, 0.625%, (1-month LIBOR plus 0.43%), 10/16/40	7,170,730	7,179,653
GNMA, Series 2016-68, Class MF, VRN, 0.47%, (1-month LIBOR plus 0.30%), 5/20/46	2,102,122	2,097,758
GNMA, Series 2019-110, Class F, VRN, 0.64%, (1-month LIBOR plus 0.45%), 9/20/49	16,418,352	16,422,736
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $102,390,768)		102,263,212
TEMPORARY CASH INVESTMENTS — 12.9%
Federal Home Loan Bank Discount Notes, 0.00%, 7/1/20(2)	35,000,000	35,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $44,568,411), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $43,712,448)		43,712,424
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.375%, 1/15/30 - 11/15/48, valued at $58,065,681), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $56,927,079)		56,927,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	141,324	141,324
TOTAL TEMPORARY CASH INVESTMENTS (Cost $135,780,748)		135,780,748
TOTAL INVESTMENT SECURITIES — 125.1% (Cost $1,280,324,320)		1,313,995,791
OTHER ASSETS AND LIABILITIES(3) — (25.1)%		(263,769,863)
TOTAL NET ASSETS — 100.0%		$1,050,225,928

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments. At the period end, the aggregate value of securities pledged was $291,434.
(2)The rate indicated is the yield to maturity at purchase.
(3)Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	1,075,951,831	—
U.S. Government Agency Collateralized Mortgage Obligations	—	102,263,212	—
Temporary Cash Investments	141,324	135,639,424	—
	141,324	1,313,854,467	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.